Shareholders' capital - Stock Option Activity (Detail) - CAD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Number of awards
Beginning balance (in shares)	6,738,856	6,045,014
Granted (in shares)	1,166,717	2,328,343
Exercised (in shares)	(1,589,211)	(1,634,501)
Forfeited (in shares)	(23,720)
Ending balance (in shares)	6,292,642	6,738,856	6,045,014
Exercisable (in shares)	3,198,175
Weighted average exercise price
Beginning balance (CAD per share)	$ 11.18	$ 9.64
Granted (CAD per share)	12.80	12.82
Exercised (CAD per share)	10.66	7.81
Forfeited (CAD per share)	12.80
Ending balance (CAD per share)	11.61	$ 11.18	$ 9.64
Exercisable (CAD per share)	$ 10.44
Additional Disclosures
Outstanding shares, weighted average remaining contractual term	5 years 9 months	6 years 3 months 25 days	6 years 3 months 7 days
Granted, weighted average remaining contractual term	8 years	8 years
Exercised shares, weighted average remaining contractual term	5 years 7 days	3 years 9 months 4 days
Exercisable , weighted average remaining contractual term	4 years 11 months 5 days
Beginning balance, aggregate intrinsic value	$ 19,380	$ 10,595
Granted, aggregate intrinsic value	0	0
Exercised, aggregate intrinsic value	5,059	7,696
Ending balance, aggregate intrinsic value	13,342	$ 19,380	$ 10,595
Exercisable, aggregate intrinsic value	$ 10,501